Debt Securities Available for Sale - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) loan security	Dec. 31, 2024 USD ($) security	Dec. 31, 2023 USD ($) security
Debt Securities, Available-for-Sale [Line Items]
Mortgage-backed securities and collateralized mortgage obligations, amortized cost	$ 732,393,000
Mortgage-backed securities and collateralized mortgage obligations, fair value	654,973,000
Gross proceeds on sales of securities	15,656,000	$ 321,233,000	$ 277,022,000
Debt securities, available-for-sale, realized gain	336,000	0	0
Debt securities, available-for-sale, realized gains (loss)	$ 0	$ 35,900,000	$ 10,800,000
Number of called debt securities available -for-sale | security	4	1,000	0
Proceeds from calls of debt securities available for sale	$ 4,000,000	$ 2,000,000
Proceeds from maturities of debt securities, available-for-sale	77,500,000	15,000,000	$ 4,000
Carrying value of securities available-for-sale	$ 478,500,000	$ 343,400,000
Number of debt securities | security	128	185
Number of temporarily impaired securities | security	2	2
Debt securities available for sale, at fair value	$ 1,122,017,000	$ 1,025,946,000
Debt securities, available-for-sale, accrued interest, after allowance for credit loss, statement of financial position	Accrued interest receivable	Accrued interest receivable
Accrued interest receivable associated with debt securities available-for-sale	$ 5,200,000	$ 4,700,000
Debt Securities, Available-for-Sale, Allowance for Credit Loss, Securities Sold	0	0
Collateralized Mortgage Backed Securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Mortgage-backed securities and collateralized mortgage obligations, amortized cost	732,400,000
Mortgage-backed securities and collateralized mortgage obligations, fair value	655,000,000
Corporate debt securities
Debt Securities, Available-for-Sale [Line Items]
Debt securities available for sale, at fair value	66,613	85,928
Municipal bonds
Debt Securities, Available-for-Sale [Line Items]
Debt securities available for sale, at fair value	1,961	2,359
External Credit Rating, Noninvestment Grade | Corporate debt securities
Debt Securities, Available-for-Sale [Line Items]
Debt securities available for sale, at fair value	8,400,000
Northfield Bancorp, Inc. [Member]
Debt Securities, Available-for-Sale [Line Items]
Gross proceeds on sales of securities	0	0
Debt securities, available-for-sale, realized gain			22,000
Debt securities, available-for-sale, realized gains (loss)		1,000	$ 39,000
Carrying value of securities available-for-sale	686,300,000	420,400,000
Debt securities available for sale, at fair value	$ 1,412,419,000	1,100,817,000
Debt securities, available-for-sale, accrued interest, after allowance for credit loss, statement of financial position	Accrued interest receivable
Accrued interest receivable associated with debt securities available-for-sale	$ 4,200,000	3,100,000
Debt securities, available-for-sale, realized loss	7,000
Debt securities, trading, realized gain (loss)	1,700,000
Debt securities available-for-sale, allowance for credit loss	$ 0	0
Northfield Bancorp, Inc. [Member] | GSE
Debt Securities, Available-for-Sale [Line Items]
Number of debt securities, unrealized loss position longer than 12 months | loan	1
Northfield Bancorp, Inc. [Member] | GSE | Pass Through
Debt Securities, Available-for-Sale [Line Items]
Number of debt securities | security	99
Number of debt securities, unrealized loss position less than 12 months | loan	4
Northfield Bancorp, Inc. [Member] | Total mortgage-backed securities
Debt Securities, Available-for-Sale [Line Items]
Debt securities available for sale, at fair value	$ 1,379,048,000	$ 989,019,000
Northfield Bancorp, Inc. [Member] | Total mortgage-backed securities | Non-pass through
Debt Securities, Available-for-Sale [Line Items]
Number of debt securities, unrealized loss position longer than 12 months | loan	62
Number of debt securities, unrealized loss position less than 12 months | loan	2
Northfield Bancorp, Inc. [Member] | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Number of debt securities, unrealized loss position longer than 12 months | loan	3
Number of debt securities, unrealized loss position less than 12 months | loan	1
Northfield Bancorp, Inc. [Member] | Municipal bonds
Debt Securities, Available-for-Sale [Line Items]
Number of debt securities, unrealized loss position less than 12 months | loan	1